UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-7702

The Value Line Asset Allocation Fund, Inc.
------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: March 31,2005

Date of reporting period: June 30,2005

Item 1: Schedule of Investments.

Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)                                                           June 30, 2005
-----------------------------------------------------------------------------------------------------------


Shares                                                                                            Value
-----------------------------------------------------------------------------------------------------------
                   COMMON STOCKS (75.4%)
                   ADVERTISING (0.9%)
            19,000 Harte-Hanks, Inc.                                                          $     564,870
            10,000 R.H. Donnelley Corp.*                                                            619,800
                                                                                              -------------
                                                                                                  1,184,670
                   AEROSPACE/DEFENSE (1.7%)
             4,700 Aviall, Inc.*                                                                    148,473
             5,000 DRS Technologies, Inc.                                                           256,400
             8,200 Edo Corp.                                                                        245,262
             7,050 Engineered Support Systems, Inc.                                                 252,602
             3,500 L-3 Communications Holdings, Inc.                                                268,030
            12,750 Moog, Inc. Class "A"*                                                            401,497
             4,400 Precision Castparts Corp.                                                        342,760
             7,000 Rockwell Collins, Inc.                                                           333,760
                                                                                              -------------
                                                                                                  2,248,784
                   AIR TRANSPORT (0.2%)
             3,700 UTI Worldwide, Inc.                                                              257,594

                   APPAREL (0.9%)
             6,500 Jos. A. Bank Clothiers, Inc.*                                                    281,450
             9,000 Phillips-Van Heusen Corp.                                                        294,210
             8,000 Polo Ralph Lauren Corp. Class "A"                                                344,880
             4,400 VF Corp.                                                                         251,768
                                                                                              -------------
                                                                                                  1,172,308
                   AUTO PARTS (0.8%)
             6,200 Autoliv, Inc.                                                                    271,560
             5,000 BorgWarner, Inc.                                                                 268,350
             9,000 Johnson Controls, Inc.                                                           506,970
                                                                                              -------------
                                                                                                  1,046,880
                   AUTO & TRUCK (0.5%)
             7,600 Oshkosh Truck Corp.                                                              594,928

                   BANK (2.2%)
            11,000 Bank of Hawaii Corp.                                                             558,250
             3,800 City National Corp.                                                              272,498
             6,000 Compass Bancshares, Inc.                                                         270,000
             5,000 M&T BK Corp.                                                                     525,800
             9,000 North Fork Bancorporation, Inc.                                                  252,810
             5,600 SVB Financial Group*                                                             268,240
             6,000 Wells Fargo & Co.                                                                369,480
             5,500 Westamerica Bancorporation                                                       290,455
                                                                                              -------------
                                                                                                  2,807,533
                   BANK - MIDWEST (1.3%)
            12,000 Associated Banc-Corp                                                             403,920
            10,433 Commerce Bancshares, Inc.                                                        525,928
            14,500 First Midwest BanCorp, Inc.                                                      509,965
             6,000 Marshall & Ilsley Corp.                                                          266,700
                                                                                              -------------
                                                                                                  1,706,513
                   BEVERAGE - ALCOHOLIC (0.3%)
            14,400 Constellation Brands, Inc. Class "A"*                                            424,800

                   BEVERAGE - SOFT - DRINK (0.5%)
             4,500 Hansen Natural Corp.*                                                            381,240
             5,000 PepsiCo, Inc.                                                                    269,650
                                                                                              -------------
                                                                                                    650,890

Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)                                                           June 30, 2005
-----------------------------------------------------------------------------------------------------------


Shares                                                                                            Value
-----------------------------------------------------------------------------------------------------------
                   COMMON STOCKS (75.4%)
                   BIOTECHNOLOGY (0.7%)
             5,000 Genentech, Inc.*                                                                 401,400
             5,700 Techne Corp.*                                                                    261,687
             6,100 United Therapeutics Corp.*                                                       294,020
                                                                                              -------------
                                                                                                    957,107
                   BUILDING MATERIALS (0.5%)
             5,000 Jacobs Engineering Group, Inc.*                                                  281,300
             7,400 Watsco, Inc.                                                                     315,240
                                                                                              -------------
                                                                                                    596,540
                   CANADIAN ENERGY (0.6%)
             8,000 Suncor Energy, Inc.                                                              378,560
            12,000 Talisman Energy, Inc.                                                            450,840
                                                                                              -------------
                                                                                                    829,400
                   CEMENT & AGGREGATES (0.3%)
             5,400 Forida Rock Industries, Inc.                                                     396,090

                   CHEMICAL - DIVERSIFIED (0.6%)
             5,000 Air Products & Chemicals, Inc.                                                   301,500
             3,700 Brady Corp. Class "A"                                                            114,700
             5,000 Monsanto Co.                                                                     314,350
                                                                                              -------------
                                                                                                    730,550
                   CHEMICAL - SPECIALTY (1.3%)
            10,000 Airgas, Inc.                                                                     246,700
            18,000 Ecolab, Inc.                                                                     582,480
            11,400 Praxair, Inc.                                                                    531,240
             6,000 Sherwin-Williams Co. (The)                                                       282,540
                                                                                              -------------
                                                                                                  1,642,960
                   COAL (0.8%)
             5,500 CONSOL Energy, Inc.                                                              294,690
            11,000 Joy Global, Inc.                                                                 369,490
             8,000 Peabody Energy Corp.                                                             416,320
                                                                                              -------------
                                                                                                  1,080,500
                   COMPUTER & PERIPHERALS (0.3%)
            10,000 Dell, Inc.*                                                                      395,100

                   COMPUTER SOFTWARE & SERVICES (1.6%)
             9,500 ANSYS, Inc.*                                                                     337,345
             8,000 Cognizant Technology Solutions Corp. Class "A"*                                  377,040
            10,400 Euronet Worldwide, Inc.*                                                         302,328
             6,000 Infosys Technologies Ltd.                                                        464,820
             7,200 Intergraph Corp.*                                                                248,112
             8,600 SRA International, Inc. Class "A"*                                               298,592
                                                                                              -------------
                                                                                                  2,028,237
                   DIVERSIFIED COMPANIES (2.9%)
            13,000 American Standard Companies, Inc.                                                544,960
            15,000 Ametek, Inc.                                                                     627,750
             6,800 Danaher Corp.                                                                    355,912
             6,000 ESCO Technologies, Inc.*                                                         604,800
             5,000 Fortune Brands, Inc.                                                             444,000
             4,000 ITT Industries, Inc.                                                             390,520
             8,000 Pentair, Inc.                                                                    342,480
             5,000 Textron, Inc.                                                                    379,250
                                                                                              -------------
                                                                                                  3,689,672

Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)                                                           June 30, 2005
-----------------------------------------------------------------------------------------------------------


Shares                                                                                            Value
-----------------------------------------------------------------------------------------------------------
                   COMMON STOCKS (75.4%)
                   DRUG (1.5%)
             7,700 Celgene Corp.*                                                                   313,929
             7,000 Covance, Inc.*                                                                   314,090
             4,000 Genzyme Corp.*                                                                   240,360
             7,300 Gilead Sciences, Inc.*                                                           321,127
             8,300 Immucor, Inc.*                                                                   240,285
            16,000 Teva Pharmaceutical Industries Ltd. (ADR)                                        498,240
                                                                                              -------------
                                                                                                  1,928,031
                   E-COMMERCE (0.2%)
             5,300 Websense, Inc.*                                                                  254,665

                   EDUCATIONAL SERVICES (0.2%)
             9,500 Education Management Corp.*                                                      320,435

                   ELECTRICAL EQUIPMENT (1.2%)
            19,000 Corning, Inc.*                                                                   315,780
            11,200 FLIR Systems, Inc.*                                                              334,208
             7,000 Spectrum Brands, Inc.*                                                           231,000
            10,000 Trimble Navigation Ltd.*                                                         389,700
             9,800 WESCO international, Inc.*                                                       307,524
                                                                                              -------------
                                                                                                  1,578,212
                   ELECTRICAL UTILITY - CENTRAL (1.0%)
            10,000 Entergy Corp.                                                                    755,500
             7,000 TXU Corp.                                                                        581,630
                                                                                              -------------
                                                                                                  1,337,130
                   ELECTRICAL UTILITY - EAST (0.5%)
             4,800 Constellation Energy Group                                                       276,912
             7,000 Exelon Corp.                                                                     359,310
                                                                                              -------------
                                                                                                    636,222

                   ELECTRICAL UTILITY - WEST (0.3%)
             8,000 Sempra Energy                                                                    330,480

                   ELECTRONICS (0.2%)
             7,000 Amphenol Corp.                                                                   281,190

                   ENTERTAINMENT TECHNOLOGY (0.4%)
            18,000 Scientific Games Corp. Class "A"*                                                484,740

                   ENVIRONMENTAL (0.5%)
            10,000 Republic Services, Inc.                                                          360,100
             7,000 Waste Connections, Inc.*                                                         261,030
                                                                                              -------------
                                                                                                    621,130

                   FINANCIAL SERVICES - DIVERSIFIED (1.8%)
             4,000 Affiliated Managers Group, Inc.*                                                 273,320
             3,300 BlackRock, Inc. Class "A"                                                        265,485
             5,500 Brown & Brown, Inc.                                                              247,170
             6,000 CIT Group, Inc.                                                                  257,820
             6,000 Global Payments, Inc.                                                            406,800
             6,300 IndyMac Bancorp, Inc.                                                            256,599
             8,700 Proassurance Corp.*                                                              363,312
             1,300 Student Loan Corp. (The)                                                         285,740
                                                                                              -------------
                                                                                                  2,356,246
                   FOOD PROCESSING (1.2%)
             5,000 Bunge Ltd.                                                                       317,000
             7,600 Flowers Foods, Inc.                                                              268,736
             5,000 Hershey Foods Corp.                                                              310,500
            12,400 United National Foods, Inc.*                                                     376,588
             4,000 Wrigley (Wm.) Jr. Co.                                                            275,360
                                                                                              -------------
                                                                                                  1,548,184

Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)                                                           June 30, 2005
-----------------------------------------------------------------------------------------------------------


Shares                                                                                            Value
-----------------------------------------------------------------------------------------------------------
                   COMMON STOCKS (75.4%)
                   FURNITURE/HOME FURNISHINGS (0.2%)
             4,800 HNI Corp.                                                                        245,520

                   GROCERY (0.3%)
             3,000 Whole Foods Market, Inc.                                                         354,900

                   HOME APPLIANCE (0.8%)
             4,400 Black & Decker Corp. (The)                                                       395,340
            16,200 Toro Co. (The)                                                                   625,482
                                                                                              -------------
                                                                                                  1,020,822
                   HOME BUILDING (0.2%)
             3,000 St. Joe Co. (The)                                                                244,620

                   HOTEL/GAMING (3.0%)
            10,000 Ameristar Casinos, Inc.                                                          260,900
             9,300 Boyd Gaming Corp.                                                                475,509
             2,300 Choice Hotels International, Inc.                                                151,110
             6,200 Gaylord Entertainment Co.*                                                       288,238
             3,800 Harrah's Entertainment, Inc.                                                     273,866
             4,100 Kerzner International Ltd.*                                                      233,495
            12,000 MGM MIRAGE*                                                                      474,960
            17,200 Penn Nationanl Gaming, Inc.*                                                     627,800
             4,500 Starwood Hotels & Resorts Worldwide, Inc.                                        263,565
             7,500 Station Casinos, Inc.                                                            498,000
             8,000 WMS Industries, Inc.*                                                            270,000
                                                                                              -------------
                                                                                                  3,817,443
                   HOUSEHOLD PRODUCTS (0.9%)
            10,500 Church & Dwight Company, Inc.                                                    380,100
             4,500 Energizer Holdings, Inc.*                                                        279,765
             3,800 Scotts Miracle-Gro Co. (The) Class "A"*                                          270,598
             6,000 Yankee Candle Company, Inc. (The)                                                192,600
                                                                                              -------------
                                                                                                  1,123,063
                   INDUSTRIAL SERVICES (0.4%)
             8,000 C.H. Robinson Worldwide, Inc.                                                    465,600

                   INFORMATION SERVICES (1.2%)
             4,000 Corporate Executive Board Co. (The)                                              313,320
             5,500 Dun & Bradstreet Corp. (The) *                                                   339,075
             7,000 Equifax, Inc.                                                                    249,970
             4,200 Getty Images, Inc.*                                                              311,892
             8,000 Moody's Corp.                                                                    359,680
                                                                                              -------------
                                                                                                  1,573,937
                   INSURANCE - LIFE (1.1%)
             6,300 AFLAC, Inc.                                                                      272,664
             7,500 Delphi Financial Group, Inc. Class "A"                                           331,125
             5,500 Manulife Financial Corp.                                                         262,955
             6,000 MetLife, Inc.                                                                    269,640
             4,500 Prudential Financial, Inc.                                                       295,470
                                                                                              -------------
                                                                                                  1,431,854
                   INSURANCE - PROPERTY & CASUALTY (1.6%)
             5,000 Allstate Corp. (The)                                                             298,750
            16,350 Berkley (W.R.) Corp.                                                             583,368
            10,945 Fidelity National Financial, Inc.                                                390,627
             1,200 Markel Corp.*                                                                    406,800
             7,600 RLI Corp.                                                                        338,960
                                                                                              -------------
                                                                                                  2,018,505

Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)                                                           June 30, 2005
-----------------------------------------------------------------------------------------------------------


Shares                                                                                            Value
-----------------------------------------------------------------------------------------------------------
                   COMMON STOCKS (75.4%)
                   MACHINERY (1.1%)
             5,200 Actuant Corp. Class "A"*                                                         249,288
            10,200 Applied Industrial Technologies, Inc.                                            329,358
             3,000 Graco, Inc.                                                                      102,210
             7,500 IDEX Corp.                                                                       289,575
             3,000 MSC Industrial Direct Company, Inc. Class "A"                                    101,250
             4,800 Roper Industeries, Inc.                                                          342,576
                                                                                              -------------
                                                                                                  1,414,257
                   MEDICAL SERVICES (5.9%)
             5,400 Aetna, Inc.                                                                      447,228
             8,000 American Healthways, Inc.*                                                       338,160
            11,800 Centene Corp.*                                                                   396,244
             2,600 CIGNA Corp.                                                                      278,278
             7,000 Community Health Systems, Inc.*                                                  264,530
             7,000 Coventry Health Care, Inc.*                                                      495,250
            10,500 DaVita, Inc.*                                                                    477,540
             7,000 Humana, Inc.*                                                                    278,180
             4,000 PacifiCare Health Systems, Inc.*                                                 285,800
             5,200 Quest Diagnostics, Inc.                                                          277,004
            14,500 Renal Care Group, Inc.*                                                          668,450
             2,900 SFBC International, Inc.*                                                        112,027
             8,000 Sierra Health Services, Inc.*                                                    571,680
             5,200 Triad Hospitals, Inc.*                                                           284,128
            11,960 UnitedHealth Group, Inc.                                                         623,594
             6,500 United Surgical Partners International, Inc.*                                    338,520
             4,400 Universal Health Services, Inc. Class "B"                                        273,592
            10,000 VCA Antech, Inc.*                                                                242,500
             5,000 WellChoice, Inc.*                                                                347,350
             9,000 WellPoint, Inc.*                                                                 626,760
                                                                                              -------------
                                                                                                  7,626,815
                   MEDICAL SUPPLIES (5.1%)
             6,700 Advanced Medical Optics, Inc.*                                                   266,325
             3,000 Alcon, Inc.                                                                      328,050
             8,000 Bard (C.R.), Inc.                                                                532,080
             5,000 Becton Dickinson & Co.                                                           262,350
             5,300 Charles Rivers Laboratories International*                                       255,725
             7,100 Dade Behring Holdings, Inc.                                                      461,571
            10,000 DENTSPLY International, Inc.                                                     540,000
             6,000 Fisher Scientific International, Inc.*                                           389,400
             6,000 Haemonetics Corp.*                                                               243,840
             6,600 Hospira, Inc.*                                                                   257,400
             5,800 Intuitive Surgical, Inc.*                                                        270,512
             5,000 Johnson & Johnson                                                                325,000
             8,000 LCA-Vision, Inc.                                                                 387,680
             8,000 Owens & Minor, Inc.                                                              258,800
             2,000 ResMed, Inc.*                                                                    131,980
            10,000 Respironics, Inc.*                                                               361,100
            11,400 St. Jude Medical, Inc.*                                                          497,154
             7,500 Sybron Dental Specialties, Inc.*                                                 282,150
             6,300 Ventana Medical Systems, Inc.*                                                   253,449
             3,000 Zimmer Holdings, Inc. *                                                          228,510
                                                                                              -------------
                                                                                                  6,533,076

                   METAL FABRICATING (0.2%)
            10,500 Chicago Bridge & Iron Co. N.V                                                    240,030

                   NATURAL GAS - DISTRIBUTION (0.8%)
             4,400 AGL Resources, Inc.                                                              170,060
            10,000 Southern Union  Co.*                                                             245,500
            22,100 UGI Corp.                                                                        616,590
                                                                                              -------------
                                                                                                  1,032,150

Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)                                                           June 30, 2005
-----------------------------------------------------------------------------------------------------------


Shares                                                                                            Value
-----------------------------------------------------------------------------------------------------------
                   COMMON STOCKS (75.4%)
                   NATURAL GAS - DIVERSIFIED (2.6%)
            18,000 Energen Corp.                                                                    630,900
             7,500 Equitable Resources, Inc.                                                        510,000
             3,600 Kinder Morgan, Inc.                                                              299,520
             6,000 Questar Corp.                                                                    395,400
            14,000 Southwestern Energy Co.*                                                         657,720
            23,666 XTO Energy, Inc.                                                                 804,407
                                                                                              -------------
                                                                                                  3,297,947

                   NEWSPAPER (0.6%)
             6,300 Lee Enterprises, Inc.                                                            252,567
             4,000 McClatchy Co. (The) Class "A"                                                    261,760
             5,000 Scripps (E.W.) Co. (The) Class "A"                                               244,000
                                                                                              -------------
                                                                                                    758,327
                   OILFIELD SERVICES/EQUIPMENT (0.2%)
             9,000 FMC Technologies, Inc.*                                                          287,730

                   PACKAGING & CONTAINER (1.1%)
             8,000 Ball Corp.                                                                       287,680
            15,000 CLARCOR, Inc.                                                                    438,750
            12,500 Jarden Corp.*                                                                    674,000
                                                                                              -------------
                                                                                                  1,400,430
                   PETROLEUM - INTEGRATED (0.9%)
             6,000 ConocoPhillips                                                                   344,940
             7,000 Premcor, Inc.                                                                    519,260
             3,600 Valero Energy Corp.                                                              284,796
                                                                                              -------------
                                                                                                  1,148,996

                   PETROLEUM - PRODUCING (1.7%)
            23,000 Chesapeake Energy Corp.                                                          524,400
             4,000 Cimarex Energy Co.*                                                              155,640
             8,000 Precision Drilling Corp.*                                                        315,840
            15,000 Range Resources Corp.                                                            403,500
             4,700 Tenaris S.A. (ADR)                                                               367,869
            12,600 Ultra Petroleum Corp.*                                                           382,536
                                                                                              -------------
                                                                                                  2,149,785

                   PHARMACY (0.7%)
             7,000 Caremark Rx, Inc.*                                                               311,640
            10,000 CVS Corp.                                                                        290,700
             6,200 Express Scripts, Inc.*                                                           309,876
                                                                                              -------------
                                                                                                    912,216
                   R.E.I.T. (0.5%)
             7,200 Brookfield Properties Corp.                                                      207,360
             6,700 General Growth Properties, Inc.                                                  275,303
             3,000 Pan Pacific Retail Properties, Inc.                                              199,140
                                                                                              -------------
                                                                                                    681,803
                   RAILROAD (0.3%)
             7,000 Burlington Northern Santa Fe Corp.                                               329,560

                   RECREATION (0.9%)
             7,300 Royal Caribbean Cruises Ltd.                                                     353,028
            11,250 SCP Pool Corp.                                                                   394,762
            12,750 Shuffle Master Inc.*                                                             357,382
                                                                                              -------------
                                                                                                  1,105,172
                   RESTAURANT (2.6%)
            17,250 Applebee's International, Inc.                                                   456,953
             8,000 Cheesecake Factory, Inc. (The)*                                                  277,840
            16,300 CKE Restaurants, Inc.                                                            226,896
             8,500 Darden Restaurants, Inc.                                                         280,330
             5,000 P.F. Chang's China Bistro, Inc.*                                                 294,900

Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)                                                           June 30, 2005
-----------------------------------------------------------------------------------------------------------


Shares                                                                                            Value
-----------------------------------------------------------------------------------------------------------
                   COMMON STOCKS (75.4%)
             5,500 Panera Bread Co. Class "A"*                                                      341,468
            16,500 RARE Hospitality International, Inc.*                                            502,755
            15,700 Sonic Corp.*                                                                     479,321
             9,000 Yum! Brands, Inc.                                                                468,720
                                                                                              -------------
                                                                                                  3,329,183
                   RETAIL AUTOMOTIVE (0.6%)
             7,000 Advance Auto Parts, Inc.*                                                        451,850
            12,800 O'Reilly Automotive, Inc.*                                                       381,568
                                                                                              -------------
                                                                                                    833,418
                   RETAIL BUILDING SUPPLY (0.4%)
             5,000 Lowe's Companies, Inc.                                                           291,100
             6,000 Tractor Supply Co.*                                                              294,600
                                                                                              -------------
                                                                                                    585,700
                   RETAIL - SPECIAL LINES (4.4%)
             4,000 Abercrombie & Fitch Co. Class "A"                                                274,800
             8,000 Aeropostale, Inc.*                                                               268,800
            14,000 American Eagle Outfitters, Inc.                                                  429,100
             6,700 Barnes & Noble, Inc.*                                                            259,960
            11,700 Bebe Stores, Inc.                                                                309,699
             7,000 Bed Bath & Beyond, Inc.*                                                         292,460
             6,700 Burlington Coat Factory Warehouse Corp.                                          285,688
             3,000 Cato Corp. Class "A"                                                              61,950
            12,000 Chico's FAS, Inc.*                                                               411,360
            22,000 Coach, Inc.*                                                                     738,540
             8,400 Dick's Sporting Goods, Inc.*                                                     324,156
             4,000 Guitar Center, Inc.*                                                             233,480
             9,450 Men's Wearhouse, Inc. (The)*                                                     325,364
             7,500 Michaels Stores, Inc.                                                            310,275
            26,000 Quiksilver, Inc.*                                                                415,480
             8,200 Urban Outfitters, Inc.*                                                          464,858
             8,000 Zale Corp.*                                                                      253,520
                                                                                              -------------
                                                                                                  5,659,490
                   RETAIL STORE (0.8%)
             3,700 Neiman Marcus Group, Inc. (The) Class "A"                                        358,604
             5,500 Nordstrom, Inc.                                                                  373,835
             2,100 Sears Holdings Corp.*                                                            314,727
                                                                                              -------------
                                                                                                  1,047,166
                   SECURITIES BROKERAGE (0.7%)
             4,400 Bear Stearns Companies, Inc. (The)                                               457,336
             4,300 Legg Mason, Inc.                                                                 447,673
                                                                                              -------------
                                                                                                    905,009
                   SEMICONDUCTOR (0.2%)
            14,000 Motorola, Inc.                                                                   255,640

                   SHOE (1.2%)
            14,000 Genesco, Inc.*                                                                   519,260
             8,000 K-Swiss, Inc.                                                                    258,720
             3,000 NIKE, Inc. Class "B"                                                             259,800
             7,400 Timberland Co. (The) Class "A"*                                                  286,528
            11,000 Wolverine World Wide, Inc.                                                       264,110
                                                                                              -------------
                                                                                                  1,588,418
                   TELECOMMUNICATION SERVICES (0.6%)
             9,000 NII Holdings, Inc. Class "A"*                                                    575,460
             3,800 NTL, Inc. *                                                                      259,996
                                                                                              -------------
                                                                                                    835,456
                   TELECOMMUNICATIONS EQUIPMENT (0.5%)
             7,800 Comtech Telecommunications Corp.*                                                254,514
            10,000 Marvell Technology Group Ltd.*                                                   380,400
                                                                                              -------------
                                                                                                    634,914
                   THRIFT (1.0%)
            14,000 BankAtlantic Bancorp, Inc. Class "A"                                             265,300

Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)                                                           June 30, 2005
-----------------------------------------------------------------------------------------------------------


Shares                                                                                            Value
-----------------------------------------------------------------------------------------------------------
                   COMMON STOCKS (75.4%)
             6,600 FirstFed Financial Corp.*                                                        393,426
            30,457 Hudson City Bancorp, Inc.                                                        347,514
             5,800 Westcorp                                                                         304,036
                                                                                              -------------
                                                                                                  1,310,276
                   TIRE & RUBBER (0.2%)
             4,400 Carlisle Companies, Inc.                                                         301,972

                   TRUCKING (1.3%)
            20,000 Hunt (J.B.) Transports Services, Inc.                                            386,000
             3,500 Knight Transports, Inc.                                                           85,155
            14,400 Landstar System, Inc.                                                            433,728
            21,250 Werner Enterprises, Inc.                                                         417,350
             6,000 Yellow Roadway Corp.*                                                            304,800
                                                                                              -------------
                                                                                                  1,627,033
                   WATER UTILITY (0.3%)
            12,200 Aqua America, Inc.                                                               362,828

                   WIRELESS NETWORKING (0.4%)
            33,000 Alamosa Holdings, Inc.*                                                          458,700

                   TOTAL COMMON STOCKS
                      (Cost $70,375,961)                                                      $  97,067,482
                                                                                              -------------


     Principal
      Amount


U.S. GOVERNMENT AGENCY OBLIGATIONS (13.1%)
      $ 1,000,000 Federal Home Loan Bank 3.50%, 8/15/06                                       $     996,812
        2,000,000 Federal Home Loan Bank 4.10%, 6/13/08                                           1,996,734
        3,000,000 Federal Home Loan Mortagage Corp., 3.25%, 11/2/07                               2,956,209
        2,500,000 Federal Home Loan Mortagage Corp., 5.75%, 1/15/12                               2,735,010
        2,000,000 Federal Home Loan Mortagage Corp., 5.125%, 7/15/12                              2,120,026
        1,000,000 Federal Home Loan Mortagage Corp., 4.50%, 1/15/13                               1,023,507
        1,000,000 Federal National Mortgage Association 3.25%, 1/15/08                              986,238
        1,975,149 Federal National Mortgage Association Pool #802813, 5.00%, 11/1/2034            1,977,280
        2,000,000 Private Export Funding Corp. Notes Series "J" 7.65%, 5/15/06                    2,066,104
                                                                                              -------------
                   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                     (Cost $16,466,448)                                                          16,857,920
                                                                                              -------------

CORPORATE BONDS & NOTES (0.7%)
         1,000,000 SLM Corp. Floating Rate Notes 4.77%,** 4/1/14
                   TOTAL CORPORATE BONDS & NOTES
                      (Cost $993,305)                                                               967,800

                   TOTAL INVESTMENT SECURITIES (89.2%)
                      (Cost $87,835,714)                                                        114,893,202
                                                                                              -------------

 REPURCHASE AGREEMENTS*** (11.3%)
         7,300,000 Collateralized by $7,360,000 U.S. Treasury
                      Notes 3.625%, due 7/15/09, with a value of
                      $7,565,145 (with Morgan Stanley, 2.80%,
                      dated 6/30/05, due 7/1/05 delivery value $7,300,568)                        7,300,568
         7,300,000 Collateralized by $6,433,000 U.S. Treasury
                      Bonds 5.25%, due 2/15/29, with a value of
                      $7,604,312 (with UBS Warburg LLC, 2.75%,
                      dated 6/30/05, due 7/1/05 delivery value $7,300,558)                        7,300,558
                                                                                              -------------

                   TOTAL REPURCHASE AGREEMENTS (Cost $14,601,126)                                14,601,126
                                                                                              -------------

                   EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.5%)                        (617,481)
                                                                                              -------------

Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)                                                           June 30, 2005
-----------------------------------------------------------------------------------------------------------


Shares                                                                                            Value
-----------------------------------------------------------------------------------------------------------
                   COMMON STOCKS (75.4%)
                   NET ASSETS (100%)                                                          $ 128,876,847
                                                                                              -------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUSTANDING SHARE
($128,876,847 / 6,062,554 shares outstanding)                                                 $       21.26
                                                                                              -------------


Glossary:
*Non-income producing
**Rate at 6/30/05.  Floating Rate changes monthly.
***The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
   (ADR) American Depositary Receipts

The Fund's unrealized appreciation/(depreciation) as of June 30, 2005 was as follows:

                                                                                                Total Net
                                                                                               Unrealized
    Total Cost          Appreciation                         Depreciation                      Appreciation
-----------------------------------------------------------------------------------------------------------
   $ 102,436,840         $27,647,564                        $ (590,076)                       $  27,057,488
-----------------------------------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By    /s/ Jean B. Buttner
      --------------------------
      Jean B. Buttner, President

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jean B. Buttner
      -------------------------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer

By:   /s/ David T. Henigson
      -------------------------------------------------------------------------
      David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date: August 29, 2005